Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Portfolio Trust
Entity Central Index Key	0001140869
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
U.S. Treasury Reserves Portfolio
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Reserves Portfolio
Class Name	U.S. Treasury Reserves Portfolio
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Treasury Reserves Portfolio for the period September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-masterfunds-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
U.S. Treasury Reserves Portfolio	$1	0.01%
[1],[2]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 16,793,249,796
Holdings Count | $ / shares	55
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$16,793,249,796
Total Number of Portfolio Holdings	55

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-masterfunds-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[2]
†	Annualized.